Income (Loss) Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income (Loss) Per Common Share [Abstract]
Income (Loss) Per Common Share
11.  Loss Per Common Share

Basic earnings per share ("EPS") is computed by dividing earnings (loss) attributable to common shareholders by the weighted average number of common shares outstanding for the periods. Diluted EPS reflects the potential dilution of securities that could share in the earnings.

Options to purchase 4,575,581 shares of common stock at prices ranging from $0.09 to $15.00 per share were outstanding at March 31, 2012, but were not included in the computation of diluted EPS for the same period as the inclusion would have been antidilutive.  Warrants to purchase 40,032,833 shares of common stock with prices ranging from $0.48 to $0.49 per share outstanding at March 31, 2012, were not included in the computation of diluted EPS for the same period as the inclusion would have been antidilutive.  16,896,073 shares of common stock issuable upon conversion of the Company's convertible preferred stock with conversion prices ranging from $0.10 and $0.22 per share outstanding at March 31, 2012 were not included in the computation of diluted EPS for the same period because the inclusion would have been antidilutive.

Options to purchase 6,509,963 shares of common stock at prices ranging from $0.23 to $15.00 per share were outstanding at March 31, 2011, but were not included in the computation of diluted EPS for the same period as the inclusion would have been antidilutive.  Warrants to purchase 47,232,459 shares of common stock with prices ranging from $0.48 to $1.75 per share outstanding at March 31, 2011, were not included in the computation of diluted EPS for the same period as the inclusion would have been antidilutive.  78,735,585 shares of common stock issuable upon conversion of the Company's convertible preferred stock with conversion prices ranging from $0.10 and $0.22 per share outstanding at March 31, 2011 were not included in the computation of diluted EPS for the same period because the inclusion would have been antidilutive.

16. Income (Loss) Per Common Share

Basic earnings per share ("EPS") is computed by dividing earnings (loss) attributable to common shareholders by the weighted average number of common shares outstanding for the periods. Diluted EPS reflects the potential dilution of securities that could share in the earnings.

During the year ended December 31, 2010, the Company recorded $653 as dividend accrual for the Series A Preferred Stock (see Note 12).  As a result, basic net loss per share for the year ended December 31, 2010 is calculated by dividing the net loss attributable common shareholders shown below by the weighted average share of common stock during the period as follows:

	Years Ended December 31,
	2011	2010
Amounts attributable to Liquidmetal Technologies, Inc. common shareholders

Net income (loss)	6,155	(17,643)
Preferred stockholders dividends	-	(653)
Net income (loss) available (attributable) to common stockholders	6,155	(18,296)

Basic income (loss) per share	0.05	(0.28)

Diluted income (loss) per share	0.04	(0.28)

Number of weighted average shares - basic	118,523,228	64,965,375
Number of weighted average shares - diluted	163,292,496	64,965,375

Basic and diluted net loss per common share was the same for the year ended December 31, 2010, as the impact of all potentially dilutive securities outstanding was anti-dilutive.  The following were outstanding at December 31, 2011 and were included in the computation of diluted EPS for the year ended December 31, 2011.

	For the Years Ended December 31,
	2011	2010

Weighted average basic shares	118,523,228	64,965,375
Effect of dilutive securities:
Stock options ("in the money")	2,203,443	-
Warrants ("in the money")	-	-
Conversion of preferred stocks and dividends	42,565,825	-

Weighted average diluted shares	163,292,496	64,965,375